RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Details 2) - USD ($)	Aug. 31, 2022	Nov. 30, 2021	Nov. 30, 2020
Undiscounted minimum lease payments:
September 1, 2022 – November 30, 2022	$ 27,396
December 1, 2022 – November 30, 2023	113,182
December 1, 2023 – November 30, 2024	49,874
December 1, 2024	3,674
Total	194,126
Effect of discounting	12,483
Total present value of lease liabilities	181,643	$ 135,175
Less: current portion	(105,931)	(61,703)
Balance, end of period	$ 75,712	$ 135,175